SCHEDULE OF FUTURE MATURITIES OF LONG-TERM BORROWINGS (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Remaining in fiscal year 2026	¥ 12,480
2027	24,959
2028	24,959
2029	1,180
2030	568
Total long-term borrowings	¥ 64,146	¥ 76,727